Form 5500 - Reconciliation of Statement of Changes in Net Assets Available for Benefits to the Form 5500 (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Form 5500
Net increase in net assets available for benefits per the financial statements	$ 453,361,945
Net change from contract value to fair value for fully benefit-responsive investment contract	5,690,651
Net investment gain from MTIA per the Form 5500	$ 459,052,596